Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) USDPerShare	Dec. 31, 2022 USD ($) USDPerShare	Dec. 31, 2021 USD ($) USDPerShare	Dec. 31, 2020 USD ($) USDPerShare
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with Item 402(v) of Regulation S-K, adopted by the SEC pursuant to the Dodd-Frank Act, we are providing the following disclosure regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officers (“PEOs”) and our non-PEO NEOs and certain financial performance of the Company for the fiscal years listed below. The Compensation Committee did not specifically consider the pay versus performance information presented in this section in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for First PEO (1)($)	CAP to First PEO (1)(2)(3) ($)	Summary Compensation Table Total for Second PEO (1)($)	CAP to Second PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1)($)	Average CAP to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based on (4):		Net Income ($ Millions)	Stock Price (5) ($)
							Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	—	—	9,127,419	5,206,486	3,028,652	1,953,597	246.13	118.87	(209.4)	21.61
2022	2,374,171	3,475,750	4,113,476	6,278,969	2,356,288	3,210,130	289.86	113.65	(149.3)	25.45
2021	3,904,316	2,871,757	—	—	2,556,999	1,873,217	249.32	126.45	24.9	21.89
2020	2,165,397	7,604,962	—	—	2,539,448	5,582,043	253.30	126.42	(73.2)	22.24

(1)
Briggs W. Morrison (referred to in these tables as the “First PEO”) was our PEO from June 2015 to February 2022, and Michael A. Metzger (referred to in these tables as the “Second PEO”) has been our PEO since February 2022. The individuals comprising the non-PEO NEOs for each year presented are listed below:

2020	2021	2022	2023
Michael A. Metzger	Michael A. Metzger	Luke J. Albrecht	Luke J. Albrecht
Daphne Karydas	Anjali Ganguli	Keith A. Goldan	Neil Gallagher, M.D., Ph.D.
	Daphne Karydas	Catherine Madigan, M.D.	Keith A. Goldan
		Alexander Nolte	Catherine Madigan, M.D.
Steve M. Sabus
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	CAP to Second PEO ($)
2023	9,127,419	(8,023,803)	4,102,870	5,206,486

Year	Average Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)
2023	3,028,652	(2,394,692)	1,319,637	1,953,597

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2023	4,316,548	(538,770)	1,152,743	(827,651)	4,102,870

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,731,000	(357,426)	224,926	(278,863)	1,319,637

For the values of equity awards in the above tables, the values of the February 2, 2022 performance-based stock option award uses an assumption or methodology that differs materially from those disclosed as of the grant date. That award was originally valued using a Black-Scholes model and are valued for purposes of this table using a Monte Carlo model for the stock price hurdle position of the award.

(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined the Stock Price to be the most important financial performance measure used to l ink Company performance to CAP to the Second PEO in 2023. The amounts in the column represents the closing represents the closing price of our stock on the last trading date of the listed year. The Board made an award of performance-based stock options to the First PEO and Second PEO, and half of those stock options vest upon our stock closing at or above $30 per share. We may determine a different financial performance measure to be the most important financial performance measure in future years. For purposes of this disclosure, there was no financial performance measure used to link Company performance to CAP to our non-PEO NEOs in 2023.

Company Selected Measure Name	Stock Price
Named Executive Officers, Footnote
(1)
Briggs W. Morrison (referred to in these tables as the “First PEO”) was our PEO from June 2015 to February 2022, and Michael A. Metzger (referred to in these tables as the “Second PEO”) has been our PEO since February 2022. The individuals comprising the non-PEO NEOs for each year presented are listed below:

2020	2021	2022	2023
Michael A. Metzger	Michael A. Metzger	Luke J. Albrecht	Luke J. Albrecht
Daphne Karydas	Anjali Ganguli	Keith A. Goldan	Neil Gallagher, M.D., Ph.D.
	Daphne Karydas	Catherine Madigan, M.D.	Keith A. Goldan
		Alexander Nolte	Catherine Madigan, M.D.
Steve M. Sabus

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	CAP to Second PEO ($)
2023	9,127,419	(8,023,803)	4,102,870	5,206,486

Year	Average Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)
2023	3,028,652	(2,394,692)	1,319,637	1,953,597

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2023	4,316,548	(538,770)	1,152,743	(827,651)	4,102,870

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,731,000	(357,426)	224,926	(278,863)	1,319,637

Non-PEO NEO Average Total Compensation Amount	$ 3,028,652	$ 2,356,288	$ 2,556,999	$ 2,539,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,953,597	3,210,130	1,873,217	5,582,043
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table.

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	CAP to Second PEO ($)
2023	9,127,419	(8,023,803)	4,102,870	5,206,486

Year	Average Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)
2023	3,028,652	(2,394,692)	1,319,637	1,953,597

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Total-Inclusion of Equity Values for Second PEO ($)
2023	4,316,548	(538,770)	1,152,743	(827,651)	4,102,870

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,731,000	(357,426)	224,926	(278,863)	1,319,637

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO CAP, Company TSR and Peer Group TSR

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO CAP and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of CAP to our non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO CAP and Stock Price

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of CAP to our non-PEO NEOs, and our stock price (closing price of our stock on the last trading date of each listed year) for the four most recently completed fiscal years.

Tabular List, Table

List of Most Important Financial Performance Measures

We identified stock price as the sole financial performance measure that linked Company performance to Compensation Actually Paid (as defined for purposes of this Pay Versus Performance disclosure) for 2023 and, as a result, stock price is our company selected measure. As described in footnote 5 to the Pay Versus Performance Table, above, in February 2022, the Board awarded performance-based stock options to our Second PEO and First PEO. Half of those stock options remained outstanding during 2023 and would have vested upon our stock closing at or above $30 per share. For purposes of this disclosure, there was no financial performance measure used to link Company performance to CAP to our non-PEO NEOs in 2023.

Total Shareholder Return Amount	$ 246.13	289.86	249.32	253.3
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (209,400,000)	$ (149,300,000)	$ 24,900,000	$ (73,200,000)
Company Selected Measure Amount | USDPerShare	21.61	25.45	21.89	22.24
Measure:: 1
Pay vs Performance Disclosure
Name	stock price
Briggs W. Morrison [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,374,171	$ 3,904,316	$ 2,165,397
PEO Actually Paid Compensation Amount		$ 3,475,750	$ 2,871,757	$ 7,604,962
PEO Name		Briggs W. Morrison	Briggs W. Morrison	Briggs W. Morrison
Michael A. Metzger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	9,127,419	$ 4,113,476
PEO Actually Paid Compensation Amount	$ 5,206,486	$ 6,278,969
PEO Name	Michael A. Metzger	Michael A. Metzger
PEO | Michael A. Metzger [Member] | Adjustment to Compensation Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,023,803)
PEO | Michael A. Metzger [Member] | Adjustment to Compensation Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,102,870
PEO | Michael A. Metzger [Member] | Adjustment to Compensation Year-End Fair Value of Equity Awards Granted During Year that Remained Unvesteds as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,316,548
PEO | Michael A. Metzger [Member] | Adjustment to Compensation Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(538,770)
PEO | Michael A. Metzger [Member] | Adjustment to Compensation Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,152,743
PEO | Michael A. Metzger [Member] | Adjustment to Compensation Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(827,651)
Non-PEO NEO | Adjustment to Compensation Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,394,692)
Non-PEO NEO | Adjustment to Compensation Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,319,637
Non-PEO NEO | Adjustment to Compensation Year-End Fair Value of Equity Awards Granted During Year that Remained Unvesteds as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,731,000
Non-PEO NEO | Adjustment to Compensation Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(357,426)
Non-PEO NEO | Adjustment to Compensation Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,926
Non-PEO NEO | Adjustment to Compensation Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (278,863)